CONTINGENCIES AND COMMITMENTS (Tables)	3 Months Ended
Nov. 30, 2019
Statements [Line Items]
Disclosure of detailed information about commitments [Table Text Block]

Payments Due By Year
	< 1 Year	1 - 3 Years	4 - 5 Years	> 5 Years	Total
Lease Obligations	$236	$173	$109	$-	$518
Convertible Note[1]	1,374	22,739	-	-	24,113
Sprott Facility (Note 5)	2,237	21,607	-	-	23,844
Totals	$3,847	$44,519	$109	$-	$48,475

[1]The convertible note and related interest can be settled at the Company's discretion in cash or shares